Clients Representing Company's Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Client A	13.00%	[1]	[1]

[1]	Net revenue did not exceed 10%.